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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001
                                               -----------------

Check here if Amendment [_]; Amendment Number:
                                                 -----------------------
         This Amendment (Check only one.):    [_] is a restatement.
                                              [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Chatterjee Management Company (a)
Address:          888 Seventh Avenue
                  New York, NY 10106

Form 13F File Number:  28-7216

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Vijay Chaudhry
Title:            Chief Financial Officer
Phone:            212-333-9888

Signature, Place, and Date of Signing:


/S/ Vijay Chaudhry                New York, New York         February 15, 2002
---------------------------       ------------------         -----------------
[Signature]                       [City, State]              [Date]

(a) Dr. Purnendu Chatterjee is the sole shareholder of Chatterjee Management Company.


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                         0
                                                                         ----
Form 13F Information Table Entry Total:                                   11
                                                                        -----
Form 13F Information Table Value Total:                               $29,014
                                                                      -------
                                                                     (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                  NONE


                                                  Chatterjee Management Company
                                                            Form 13F
                                                  Quarter Ended December 31, 2001


------------------------------------------------------------------------------------------------------------------------------------
                              Title of             Value     Shares/    Sh/   Put/  Investment  Other
Name of Issuer                Class     CUSIP      (x $1000) Prn Amt    Prn   Call  Discretion  Managers        Voting Authority
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        Sole        Shared    None

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
ANSWERTHINK INC               COM       036916104      42        6,395  SH          SOLE                    6,395
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
CONSECO INC                   COM       208464107      84       18,895  SH          SOLE                   18,895
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
CCC INFORMATION SVCS          COM       12487Q109   9,009    1,457,700  SH          SOLE                1,457,700
GROUP INC
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
COMPUTER ASSOC INTL INC       COM       204912109     848       24,700  SH          SOLE                  24,700
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
INFOSPACE INC                 COM       45678T102      18        8,824  SH          SOLE                    8,824
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
INTERWOVEN INC                COM       46114T102     319       32,748  SH          SOLE                   32,748
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
PRIMUS TELECOMMUNICATIONS     COM       741929103     223      343,690  SH          SOLE                  343,690
GRP
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
RCN CORP                      COM       749361101     227       77,539  SH          SOLE                   77,539
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
SELECTICA INC                 COM       816288104   2,333      385,659  SH          SOLE                  385,659
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
SYBASE INC                    COM       871130100  15,911    1,009,611  SH          SOLE                1,009,611
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
WEBVAN GROUP INC              COM       94845V103       0      100,000  SH          SOLE                  100,000
------------------------------------------------------------------------------------------------------------------------------------
REPORT
SUMMARY: 11 DATA RECORDS                           29,014           0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
